Share Based Compensation - Additional Information (Details)	1 Months Ended	6 Months Ended				12 Months Ended
	May 31, 2024 shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) ¥ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) ¥ / shares	Dec. 31, 2025	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate		87.00%	87.00%			87.00%
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate		96.00%	96.00%			96.00%
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of common shares reserved for future issuance	228,775,377
2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Weighted average price of shares when exercised | (per share)		$ 5.91	¥ 40.12	$ 8.18	¥ 58.61
Restricted share units [member] | 2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Weighted average fair value at measurement date, share options granted		$ 5.77	¥ 5.77	$ 5.81	¥ 5.81		¥ 39.14	¥ 41.64